PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2021	88	6	27	121
Allowance	—	3	1	4
Amounts used	—	(3)	(2)	(5)
Unused amounts reversed	—	(1)	(3)	(4)
Unwinding of discounts	(2)	—	—	(2)
Effects of changes in foreign exchange rates	1	—	—	1
At June 30, 2021	87	5	23	115

Current	7	3	10	20
Non-Current	80	2	13	95
Total Provisions	87	5	23	115

Schedule of Legal Claims and Other Costs

(in millions of Euros)	At June 30, 2021	At December 31, 2020
Litigation	17	21
Disease claims	5	5
Other	1	1
Total Provisions for legal claims and other costs	23	27